UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 50.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	58,426	$1,402,802
BlackRock Equity Dividend Fund, Institutional Class	73,532	1,336,079
BlackRock Global Dynamic Equity Fund, Institutional Class	83,660	1,075,864
BlackRock International Opportunities Portfolio, Institutional Class	13,276	484,858
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	15,348	385,692
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	14,369	598,880
Master Basic Value LLC	$963,259	963,259
Master Large Cap Growth Portfolio	$1,196,271	1,196,271
Master Value Opportunities LLC	$200,114	200,114

		7,643,819

Fixed Income Funds – 49.7%
BlackRock Floating Rate Income Portfolio, Institutional Class	69,785	718,785
BlackRock High Yield Bond Portfolio, BlackRock Class	139,818	1,089,180
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	166
Master Total Return Portfolio	$5,726,934	5,726,934

		7,535,065

Total Affiliated Investment Companies (Cost – $14,227,922*) – 100.1%		15,178,884
Liabilities in Excess of Other Assets – (0.1)%		(14,369)

Net Assets – 100.0%		$15,164,515

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,368,239

Gross unrealized appreciation	$958,983
Gross unrealized depreciation	(148,338)

Net unrealized appreciation	$810,645

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	13,499	1,042		14,541		–	–	$27,278	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,600	41,680		27,854		58,426	$1,402,802	$5,080	–
BlackRock Equity Dividend Fund, Institutional Class	59,168	41,048		26,684		73,532	$1,336,079	$1,943	$17,571
BlackRock Floating Rate Income Portfolio, Institutional Class	–	74,809		5,024		69,785	$718,785	$(398)	$10,072
BlackRock Global Allocation Fund, Institutional Class	79,614	19,256		98,870		–	–	$63,028	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	111,821		28,161		83,660	$1,075,864	$4,214	$10,777
BlackRock Global Emerging Markets Fund, Institutional Class	18,753	1,522		20,275		–	–	$61,200	–
BlackRock High Yield Bond Portfolio, BlackRock Class	96,578	75,725		32,485		139,818	$1,089,180	$(1,442)	$48,579
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	1		–		15	$166	$4	$5
BlackRock International Opportunities Portfolio, Institutional Class	11,180	6,782		4,686		13,276	$484,858	$1,937	$5,149
BlackRock Large Cap Growth Fund, Institutional Class	100,443	9,188		109,631		–	–	$87,338	–
BlackRock Liquidity Funds, TempFund, Institutional Class	25,586	–		25,586	**	–	–	–	$44
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,053	14,449		7,154		15,348	$385,692	$10,899	–
BlackRock Total Return Fund, BlackRock Class	303,250	30,843		334,093		–	–	$322,906	$14,921
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,449	33,490		23,570		14,369	$598,880	$83,319	–
BlackRock Value Opportunities Fund, Institutional Class	10,021	919		10,940		–	–	$21,126	–
Master Basic Value LLC	$959,858	$3,401	***	–		$963,259	$963,259	$97,730	$17,141
Master Large Cap Growth Portfolio	–	$1,196,271	***	–		$1,196,271	$1,196,271	$141,316	$9,774
Master Total Return Portfolio	–	$5,726,934	***	–		$5,726,934	$5,726,934	$(48,850)	$165,318
Master Value Opportunities LLC	–	$200,114	***	–		$200,114	$200,114	$30,262	$1,781

**	Represents net shares sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	1

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,092,306	$8,086,578	–	$15,178,884

2	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 55.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	71,060	$1,706,154
BlackRock Equity Dividend Fund, Institutional Class	88,839	1,614,204
BlackRock Global Dynamic Equity Fund, Institutional Class	100,990	1,298,725
BlackRock International Opportunities Portfolio, Institutional Class	16,015	584,866
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	18,560	466,407
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	17,124	713,725
Master Basic Value LLC	$1,174,577	1,174,577
Master Large Cap Growth Portfolio	$1,449,051	1,449,051
Master Value Opportunities LLC	$241,261	241,261

		9,248,970

Fixed Income Funds – 44.8%
BlackRock Floating Rate Income Portfolio, Institutional Class	70,557	726,735
BlackRock High Yield Bond Portfolio, BlackRock Class	137,951	1,074,637
Master Total Return Portfolio	$5,682,871	5,682,871

		7,484,243

Total Affiliated Investment Companies (Cost – $15,361,467*) – 100.2%		16,733,213
Liabilities in Excess of Other Assets – (0.2)%		(26,710)

Net Assets – 100.0%		$16,706,503

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$15,475,941

Gross unrealized appreciation	$1,379,424
Gross unrealized depreciation	(122,152)

Net unrealized appreciation	$1,257,272

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	20,365	294		20,659		–	–	$40,336	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	67,948	58,222		55,110		71,060	$1,706,154	$27,842	–
BlackRock Equity Dividend Fund, Institutional Class	87,619	59,216		57,996		88,839	$1,614,204	$4,562	$22,371
BlackRock Floating Rate Income Portfolio, Institutional Class	–	84,851		14,294		70,557	$726,735	$(1,275)	$7,824
BlackRock Global Allocation Fund, Institutional Class	123,019	3,309		126,328		–	–	$89,196	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	161,895		60,905		100,990	$1,298,725	$10,747	$13,715
BlackRock Global Emerging Markets Fund, Institutional Class	28,389	421		28,810		–	–	$93,267	–
BlackRock High Yield Bond Portfolio, BlackRock Class	116,834	92,458		71,341		137,951	$1,074,637	$(712)	$50,610
BlackRock International Opportunities Portfolio, Institutional Class	16,768	9,788		10,541		16,015	$584,866	$8,340	$6,206
BlackRock Large Cap Growth Fund, Institutional Class	148,762	3,106		151,868		–	–	$124,993	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	–		–		–	–	–	$43
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	11,928	21,013		14,381		18,560	$466,407	$23,355	–
BlackRock Total Return Fund, BlackRock Class	351,590	8,984		360,574		–	–	$386,623	$16,501
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,589	47,722		37,187		17,124	$713,725	$115,564	–
BlackRock Value Opportunities Fund, Institutional Class	14,844	314		15,158		–	–	$30,067	–
Master Basic Value LLC	$1,462,228	–		$287,651	**	$1,174,577	$1,174,577	$64,982	$22,586
Master Large Cap Growth Portfolio	–	$1,449,051	***	–		$1,449,051	$1,449,051	$182,984	$12,506
Master Total Return Portfolio	–	$5,682,871	***	–		$5,682,871	$5,682,871	$(49,756)	$171,669
Master Value Opportunities LLC	–	$241,261	***	–		$241,261	$241,261	$38,556	$2,258

**	Represents net beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,185,453	$8,547,760	–	$16,733,213

4	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 62.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	58,410	$1,402,428
BlackRock Equity Dividend Fund, Institutional Class	72,727	1,321,452
BlackRock Global Dynamic Equity Fund, Institutional Class	82,749	1,064,157
BlackRock International Opportunities Portfolio, Institutional Class	13,100	478,395
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	15,188	381,677
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	14,487	603,814
Master Basic Value LLC	$968,537	968,537
Master Large Cap Growth Portfolio	$1,182,446	1,182,446
Master Value Opportunities LLC	$197,154	197,154

		7,600,060

Fixed Income Funds – 38.0%
BlackRock Floating Rate Income Portfolio, Institutional Class	42,173	434,382
BlackRock High Yield Bond Portfolio, BlackRock Class	84,191	655,848
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	212
Master Total Return Portfolio	$3,522,162	3,522,162

		4,612,604

Total Affiliated Investment Companies (Cost – $11,240,052*) – 100.5%		12,212,664
Liabilities in Excess of Other Assets – (0.5)%		(65,259)

Net Assets – 100.0%		$12,147,405

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$11,328,513

Gross unrealized appreciation	$977,475
Gross unrealized depreciation	(93,324)

Net unrealized appreciation	$884,151

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	15,658	594		16,252		–	–	$30,948	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,247	32,356		26,193		58,410	$1,402,428	$3,624	–
BlackRock Equity Dividend Fund, Institutional Class	67,244	32,212		26,729		72,727	$1,321,452	$8,838	$17,729
BlackRock Floating Rate Income Portfolio, Institutional Class	–	44,616		2,443		42,173	$434,382	$(183)	$4,443
BlackRock Global Allocation Fund, Institutional Class	93,634	4,688		98,322		–	–	$69,502	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	108,798		26,049		82,749	$1,064,157	$(1,636)	$10,272
BlackRock Global Emerging Markets Fund, Institutional Class	21,827	847		22,674		–	–	$71,486	–
BlackRock High Yield Bond Portfolio, BlackRock Class	65,387	40,840		22,036		84,191	$655,848	$649	$27,634
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	1		–		19	$212	$6	$7
BlackRock International Opportunities Portfolio, Institutional Class	12,867	4,822		4,589		13,100	$478,395	$(299)	$4,932
BlackRock Large Cap Growth Fund, Institutional Class	114,146	5,383		119,529		–	–	$97,217	–
BlackRock Liquidity Funds, TempFund, Institutional Class	21,409	–		21,409	**	–	–	–	$21
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,152	13,084		7,048		15,188	$381,677	$7,589	–
BlackRock Total Return Fund, BlackRock Class	179,757	9,431		189,188		–	–	$212,997	$8,475
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,056	32,248		22,817		14,487	$603,814	$76,178	–
BlackRock Value Opportunities Fund, Institutional Class	11,389	541		11,930		–	–	$23,478	–
Master Basic Value LLC	$1,125,120	–		$156,583	**	$968,537	$968,537	$85,284	$16,988
Master Large Cap Growth Portfolio	–	$1,182,446	***	–		$1,182,446	$1,182,446	$135,748	$9,441
Master Total Return Portfolio	–	$3,522,162	***	–		$3,522,162	$3,522,162	$(23,326)	$93,707
Master Value Opportunities LLC	–	$197,154	***	–		$197,154	$197,154	$28,457	$1,705

**	Represents net shares/beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,342,365	$5,870,299	–	$12,212,664

6	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 72.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	89,819	$2,156,549
BlackRock Equity Dividend Fund, Institutional Class	111,995	2,034,946
BlackRock Global Dynamic Equity Fund, Institutional Class	127,310	1,637,204
BlackRock International Opportunities Portfolio, Institutional Class	20,162	736,298
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	23,334	586,386
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	22,651	944,087
Master Basic Value LLC	$1,489,739	1,489,739
Master Large Cap Growth Portfolio	$1,821,772	1,821,772
Master Value Opportunities LLC	$303,148	303,148

		11,710,129

Fixed Income Funds – 28.3%
BlackRock Floating Rate Income Portfolio, Institutional Class	41,023	422,539
BlackRock High Yield Bond Portfolio, BlackRock Class	81,702	636,461
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	24	274
Master Total Return Portfolio	$3,534,632	3,534,632

		4,593,906

Total Affiliated Investment Companies (Cost – $14,880,206*) – 100.5%		16,304,035
Liabilities in Excess of Other Assets – (0.5)%		(77,279)

Net Assets – 100.0%		$16,226,756

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,898,452

Gross unrealized appreciation	$1,428,570
Gross unrealized depreciation	(22,987)

Net unrealized appreciation	$1,405,583

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	25,171	451		25,622		–	–	$49,682	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	84,191	53,005		47,377		89,819	$2,156,549	$16,258	–
BlackRock Equity Dividend Fund, Institutional Class	108,604	53,124		49,733		111,995	$2,034,946	$4,476	$28,334
BlackRock Floating Rate Income Portfolio, Institutional Class	–	47,631		6,608		41,023	$422,539	$(426)	$4,483
BlackRock Global Allocation Fund, Institutional Class	152,446	5,145		157,591		–	–	$109,536	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	176,909		49,599		127,310	$1,637,204	$3,780	$17,006
BlackRock Global Emerging Markets Fund, Institutional Class	35,116	658		35,774		–	–	$112,752	–
BlackRock High Yield Bond Portfolio, BlackRock Class	61,451	49,420		29,169		81,702	$636,461	$(447)	$26,082
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	23	1		–		24	$274	8	$9
BlackRock International Opportunities Portfolio, Institutional Class	20,745	7,783		8,366		20,162	$736,298	$2,974	$7,933
BlackRock Large Cap Growth Fund, Institutional Class	184,323	4,245		188,568		–	–	$153,738	–
BlackRock Liquidity Funds, TempFund, Institutional Class	6,943	–		6,943	**	–	–	–	$20
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,779	21,047		12,492		23,334	$586,386	$20,530	–
BlackRock Total Return Fund, BlackRock Class	126,662	3,437		130,099		–	–	$152,658	$5,870
BlackRock U.S. Opportunities Portfolio, Institutional Class	8,166	51,590		37,105		22,651	$944,087	$130,948	–
BlackRock Value Opportunities Fund, Institutional Class	18,383	426		18,809		–	–	$37,104	–
Master Basic Value LLC	$1,812,535	–		$322,796	**	$1,489,739	$1,489,739	$166,479	$27,809
Master Large Cap Growth Portfolio	–	$1,821,772	***	–		$1,821,772	$1,821,772	$226,678	$15,568
Master Total Return Portfolio	–	$3,534,632	***	–		$3,534,632	$3,534,632	$(18,190)	$92,307
Master Value Opportunities LLC	–	$303,148	***	–		$303,148	$303,148	$46,782	$2,775

**	Represents net shares/beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,154,744	$7,149,291	–	$16,304,035

8	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 87.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	59,795	$1,435,668
BlackRock Equity Dividend Fund, Institutional Class	74,192	1,348,072
BlackRock Global Dynamic Equity Fund, Institutional Class	84,354	1,084,789
BlackRock International Opportunities Portfolio, Institutional Class	13,380	488,642
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	15,459	388,473
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	14,751	614,838
Master Basic Value LLC	$993,976	993,976
Master Large Cap Growth Portfolio	$1,205,037	1,205,037
Master Value Opportunities LLC	$200,913	200,913

		7,760,408

Fixed Income Funds – 12.7%
BlackRock Floating Rate Income Portfolio, Institutional Class	8,998	92,679
BlackRock High Yield Bond Portfolio, BlackRock Class	17,869	139,200
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	361
Master Total Return Portfolio	$895,710	895,710

		1,127,950

Total Affiliated Investment Companies (Cost – $7,961,195*) – 100.0%		8,888,358
Liabilities in Excess of Other Assets – (0.0)%		(1,251)

Net Assets – 100.0%		$8,887,107

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,064,755

Gross unrealized appreciation	$928,197
Gross unrealized depreciation	(104,594)

Net unrealized appreciation	$823,603

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	14,800	386		15,186		–	–	$29,629	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	49,392	31,613		21,210		59,795	$1,435,668	$104	–
BlackRock Equity Dividend Fund, Institutional Class	63,837	34,329		23,974		74,192	$1,348,072	$18	$17,786
BlackRock Floating Rate Income Portfolio, Institutional Class	–	9,950		952		8,998	$92,679	$(61)	$955
BlackRock Global Dynamic Equity Fund, Institutional Class	87,847	25,095		28,588		84,354	$1,084,789	$6,174	$10,323
BlackRock Global Emerging Markets Fund, Institutional Class	20,656	556		21,212		–	–	$67,727	–
BlackRock High Yield Bond Portfolio, BlackRock Class	11,887	13,052		7,070		17,869	$139,200	$560	$4,608
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30	2		–		32	$361	10	$12
BlackRock International Opportunities Portfolio, Institutional Class	12,201	4,529		3,350		13,380	$488,642	$527	$4,737
BlackRock Large Cap Growth Fund, Institutional Class	108,373	3,975		112,348		–	–	$92,259	–
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736	–		2,736	**	–	–	–	$13
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,689	12,334		5,564		15,459	$388,473	$7,661	–
BlackRock Total Return Fund, BlackRock Class	43,956	1,707		45,663		–	–	$18,967	$2,233
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,800	30,366		20,415		14,751	$614,838	$76,402	–
BlackRock Value Opportunities Fund, Institutional Class	10,813	402		11,215		–	–	$22,285	–
Master Basic Value LLC	$1,063,298	–		$69,322	**	$993,976	$993,976	$119,832	$17,296
Master Large Cap Growth Portfolio	–	$1,205,037	***	–		$1,205,037	$1,205,037	$144,966	$9,806
Master Total Return Portfolio	–	$895,710	***	–		$895,710	$895,710	$(2,900)	$18,757
Master Value Opportunities LLC	–	$200,913	***	–		$200,913	$200,913	$29,081	$1,721

**	Represents net shares/beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	9

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,592,722	$3,295,636	–	$8,888,358

10	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 86.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	60,401	$1,450,228
BlackRock Equity Dividend Fund, Institutional Class	74,840	1,359,838
BlackRock Global Dynamic Equity Fund, Institutional Class	85,065	1,093,934
BlackRock International Opportunities Portfolio, Institutional Class	13,489	492,605
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	15,607	392,192
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	14,754	614,958
Master Basic Value LLC	$1,006,325	1,006,325
Master Large Cap Growth Portfolio	$1,215,045	1,215,045
Master Value Opportunities LLC	$203,369	203,369

		7,828,494

Fixed Income Funds – 12.5%
BlackRock Floating Rate Income Portfolio, Institutional Class	9,110	93,833
BlackRock High Yield Bond Portfolio, BlackRock Class	18,051	140,618
Master Total Return Portfolio	$897,284	897,284

		1,131,735

Total Affiliated Investment Companies (Cost – $7,893,135*) – 99.4%		8,960,229
Other Assets Less Liabilities – 0.6%		49,710

Net Assets – 100.0%		$9,009,939

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,992,149

Gross unrealized appreciation	$1,068,140
Gross unrealized depreciation	(100,060)

Net unrealized appreciation	$968,080

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	16,394	159		16,553		–	–	$32,591	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	54,755	29,861		24,215		60,401	$1,450,228	$7,522	–
BlackRock Equity Dividend Fund, Institutional Class	70,489	31,069		26,718		74,840	$1,359,838	$6,420	$18,135
BlackRock Floating Rate Income Portfolio, Institutional Class	–	9,797		687		9,110	$93,833	$(51)	$959
BlackRock Global Dynamic Equity Fund, Institutional Class	96,827	20,435		32,197		85,065	$1,093,934	$20,574	$10,573
BlackRock Global Emerging Markets Fund, Institutional Class	22,839	230		23,069		–	–	$74,437	–
BlackRock High Yield Bond Portfolio, BlackRock Class	13,155	12,574		7,678		18,051	$140,618	$850	$4,656
BlackRock International Opportunities Portfolio, Institutional Class	13,501	3,819		3,831		13,489	$492,605	$1,149	$5,064
BlackRock Large Cap Growth Fund, Institutional Class	119,666	1,779		121,445		–	–	$101,081	–
BlackRock Liquidity Funds, TempFund, Institutional Class	8,368	–		8,368	**	–	–	–	$10
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,594	12,266		6,253		15,607	$392,192	$10,268	–
BlackRock Total Return Fund, BlackRock Class	48,661	851		49,512		–	–	$19,799	$2,093
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,300	31,345		21,891		14,754	$614,958	$82,105	–
BlackRock Value Opportunities Fund, Institutional Class	11,941	180		12,121		–	–	$24,352	–
Master Basic Value LLC	$1,179,159	–		$172,834	**	$1,006,325	$1,006,325	$128,825	$17,670
Master Large Cap Growth Portfolio	–	$1,215,045	***	–		$1,215,045	$1,215,045	$144,906	$9,910
Master Total Return Portfolio	–	$897,284	***	–		$897,284	$897,284	$(3,286)	$19,010
Master Value Opportunities LLC	–	$203,369	***	–		$203,369	$203,369	$29,227	$1,750

**	Represents net shares/beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JULY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,638,206	$3,322,023	–	$8,960,229

12	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 85.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	26,169	$628,312
BlackRock Equity Dividend Fund, Institutional Class	32,343	587,665
BlackRock Global Dynamic Equity Fund, Institutional Class	36,803	473,287
BlackRock International Opportunities Portfolio, Institutional Class	5,843	213,373
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	6,748	169,588
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	6,219	259,219
Master Basic Value LLC	$435,346	435,346
Master Large Cap Growth Portfolio	$524,580	524,580
Master Value Opportunities LLC	$87,838	87,838

		3,379,208

Fixed Income Funds – 12.3%
BlackRock Floating Rate Income Portfolio, Institutional Class	3,913	40,306
BlackRock High Yield Bond Portfolio, BlackRock Class	7,772	60,541
Master Total Return Portfolio	$386,229	386,229

		487,076

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)	337	337

Total Affiliated Investment Companies (Cost – $3,478,631*) – 97.9%		3,866,621
Other Assets Less Liabilities – 2.1%		81,816

Net Assets – 100.0%		$3,948,437

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,537,304

Gross unrealized appreciation	$388,436
Gross unrealized depreciation	(59,119)

Net unrealized appreciation	$329,317

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	6,084	76		6,160		–	–	$12,015	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	20,389	12,946		7,166		26,169	$628,312	$(1,239)	–
BlackRock Equity Dividend Fund, Institutional Class	26,085	13,863		7,605		32,343	$587,665	$1,036	$7,275
BlackRock Floating Rate Income Portfolio, Institutional Class	–	4,016		103		3,913	$40,306	$(9)	$401
BlackRock Global Dynamic Equity Fund, Institutional Class	33,501	10,303		7,001		36,803	$473,287	$118	$4,131
BlackRock Global Emerging Markets Fund, Institutional Class	8,491	111		8,602		–	–	$26,991	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,893	5,292		2,413		7,772	$60,541	$297	$1,877
BlackRock International Opportunities Portfolio, Institutional Class	5,009	1,846		1,012		5,843	$213,373	$(194)	$1,883
BlackRock Large Cap Growth Fund, Institutional Class	44,277	960		45,237		–	–	$37,052	–
BlackRock Liquidity Funds, TempFund, Institutional Class	38,419	–		38,082	**	337	$337	–	$11
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,550	5,055		1,857		6,748	$169,588	$2,277	–
BlackRock Total Return Fund, BlackRock Class	18,116	425		18,541		–	–	$5,900	$784
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,961	12,236		7,978		6,219	$259,219	$30,825	–
BlackRock Value Opportunities Fund, Institutional Class	4,417	98		4,515		–	–	$8,943	–
Master Basic Value LLC	$438,871	–		$3,525	**	$435,346	$435,346	$46,148	$6,989
Master Large Cap Growth Portfolio	–	$524,580	***	–		$524,580	$524,580	$57,752	$3,952
Master Total Return Portfolio	–	$386,229	***	–		$386,229	$386,229	$(1,192)	$7,798
Master Value Opportunities LLC	–	$87,838	***	–		$87,838	$87,838	$11,732	$696

**	Represents net shares/beneficial interest sold.

***	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2011	13

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,432,628	$1,433,993	–	$3,866,621

14	BLACKROCK FUNDS II	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 87.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class(b)	21,117	$507,017
BlackRock Equity Dividend Fund, Institutional Class	26,229	476,579
BlackRock Global Dynamic Equity Fund, Institutional Class	29,769	382,830
BlackRock International Opportunities Portfolio, Institutional Class	4,718	172,287
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	5,449	136,940
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	4,914	204,810
Master Basic Value LLC	$351,756	351,756
Master Large Cap Growth Portfolio	$425,369	425,369
Master Value Opportunities LLC	$70,862	70,862

		2,728,450

Fixed Income Funds – 12.8%
BlackRock Floating Rate Income Portfolio, Institutional Class	3,200	32,960
BlackRock High Yield Bond Portfolio, BlackRock Class	6,326	49,283
Master Total Return Portfolio	$315,108	315,108

		397,351

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)	120	120

Total Affiliated Investment Companies (Cost – $2,768,335*) – 100.2%		3,125,921
Liabilities in Excess of Other Assets – (0.2)%		(4,842)

Net Assets – 100.0%		$3,121,079

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,743,919

Gross unrealized appreciation	$382,002
Gross unrealized depreciation	–

Net unrealized appreciation	$382,002

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2011	Value at July 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,384	124		5,508		–	–	$10,592	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	18,075	12,621		9,579		21,117	$507,017	$270	–
BlackRock Equity Dividend Fund, Institutional Class	23,123	13,193		10,087		26,229	$476,579	$239	$6,369
BlackRock Floating Rate Income Portfolio, Institutional Class	–	3,548		348		3,200	$32,960	$(34)	$349
BlackRock Global Dynamic Equity Fund, Institutional Class	33,567	10,190		13,988		29,769	$382,830	$5,014	$3,721
BlackRock Global Emerging Markets Fund, Institutional Class	7,526	178		7,704		–	–	$24,226	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,315	4,797		2,786		6,326	$49,283	$195	$1,658
BlackRock International Opportunities Portfolio, Institutional Class	4,437	1,839		1,558		4,718	$172,287	$117	$1,676
BlackRock Large Cap Growth Fund, Institutional Class	39,256	1,357		40,613		–	–	$32,959	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	120	**	–		120	$120	–	$5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,147	4,701		2,399		5,449	$136,940	$2,582	–
BlackRock Total Return Fund, BlackRock Class	16,057	580		16,637		–	–	$3,730	$701
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,739	11,267		8,092		4,914	$204,810	$28,013	–
BlackRock Value Opportunities Fund, Institutional Class	3,916	138		4,054		–	–	$7,951	–
Master Basic Value LLC	$388,902	–		$37,146	***	$351,756	$351,756	$18,639	$6,193
Master Large Cap Growth Portfolio	–	$425,369	**	–		$425,369	$425,369	$51,522	$3,501
Master Total Return Portfolio	–	$315,108	**	–		$315,108	$315,108	$(1,113)	$6,877
Master Value Opportunities LLC	–	$70,862	**	–		$70,862	$70,862	$10,393	$615

**	Represents net shares/beneficial interest purchased.

***	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JULY 31, 2011	15

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,962,825	$1,163,096	–	$3,125,921

16	BLACKROCK FUNDS II	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 26, 2011